INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Significant associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	$ 352,814,733	$ 289,855,048
Liabilities	312,817,182	255,929,590
Total other comprehensive income	2,889,849	1,814,640	$ 442,064
Associates | P.A. Viva Malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	3,152,529	2,810,414
Liabilities	19,705	43,703
Income from ordinary activities	689,794	514,485
Profits (loss)	418,410	214,538
Dividends	35,905	50,208
Associates | Proteccion S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	2,619,197	3,698,529
Liabilities	624,052	1,461,115
Total other comprehensive income	89,419	74,155
Income from ordinary activities	2,993,740	1,816,422
Profits (loss)	$ 227,514	$ 276,519